                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment []; Amendment Number:

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets Investment Management, LLC
Address: 11455 El Camino Real
         Suite 200
         San Diego, CA 92130

Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicole L. Miller
Title: Compliance Analyst
Phone: 619-278-0020

Signature, Place, and Date of Signing:


/s/  Nicole Miller	                   San Diego, CA   5/13/2011
-------------------------------------   -------------   ----------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   ----

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:           120
Form 13F Information Table Value Total:      $119,737

                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ----

                           Form 13-F Information Table
                            as of March 31, 2011

                                                                                                    VOTING AUTHORITY
                                   TITLE              VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER  ---------------------
         NAME OF ISSUER          OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------------- -------- --------- -------- --------- --- ---- ------- -------- --------- ------ ----

***BANCO SANT CENT HISP          Com	05964H105   741.88 	63,300 		Sole	N/A	All
ABBOTT LABORATORIES              Com	002824100 2,452.50 	50,000 		Sole	N/A	All
ALEXANDRIA REAL EST INC          Com	015271109    70.17 	900 		Sole	N/A	All
ALKERMES INC			 Com	01642T108   518.00 	40,000 		Sole	N/A	All
AMBAC FINANCIAL GROUP INC        Com	023139108     2.40 	15,600 		Sole	N/A	All
AMERICAN ELEC PWR INC		 Com	025537101 1,757.00 	50,000 		Sole	N/A	All
AMERICAN EXPRESS CO		 Com	025816109   931.12 	20,600 		Sole	N/A	All
AMERICAN TOWER CORPORATION       Com	029912201    41.46 	800 		Sole	N/A	All
AMERISOURCEBERGEN CORP		 Com	03073E105   712.08 	18,000 		Sole	N/A	All
APACHE CORP			 Com	037411105   916.44 	7,000 		Sole	N/A	All
APPLE COMPUTER INC		 Com	037833100 1,742.54 	5,000 		Sole	N/A	All
B WTS BANK AMER CORP             Com	060505104   126.00 	50,000 		Sole	N/A	All
BANCO SANTANDER CENT HISP ADR	 Com	05964H105   585.50 	50,000 		Sole	N/A	All
BANK AMER CORP			 Com	060505104 4,332.25     325,000 		Sole	N/A	All
BANK OF AMERICA CORP             Com	060505153   799.80 	60,000 		Sole	N/A	All
BANK OF AMERICA WTS   10/28/18	 Com	060505153   126.00 	50,000 		Sole	N/A	All
BANK OF NEW YORK MELLON CORP/THE Com	064058100   298.70 	10,000 		Sole	N/A	All
BAXTER INTL CORP                 Com	071813109 2,688.50 	50,000 		Sole	N/A	All
BERKSHIRE HATHAWAY B		 Com	084670702    20.91 	250 		Sole	N/A	All
BK NEW YORK MELLON CORP COM	 Com	064058100 1,365.06 	45,700 		Sole	N/A	All
BP PLC                           Com	055622104 9,220.85 	208,900 	Sole	N/A	All
BUCKEYE PARTNERS L P		 Com	118230101   953.10 	15,000 		Sole	N/A	All
CAPITAL ONE FINANCIAL CORP	 Com	14040H105 1,096.36 	21,100 		Sole	N/A	All
CARDINAL HEALTH INC COM		 Com	14149Y108 1,229.42 	29,891 		Sole	N/A	All
CAREFUSION CORP COM		 Com	14170T101   703.45 	24,945 		Sole	N/A	All
CHESAPEAKE ENERGY CORP		 Com	165167107   854.76 	25,500 		Sole	N/A	All
CHEVRON CORP                     Com	166764100 6,707.38 	62,400 		Sole	N/A	All
CISCO SYS INC			 Com	17275R102 1,114.75 	65,000 		Sole	N/A	All
CITIGROUP INC			 Com	172967101   654.16 	148,000 	Sole	N/A	All
COCA-COLA CO			 Com	191216100 1,990.20 	30,000 		Sole	N/A	All
CONOCOPHILLIPS                   Com	20825C104 2,635.38 	33,000 		Sole	N/A	All
CORESITE REALTY CORP             Com	21870Q105    68.11 	4,300 		Sole	N/A	All
COVIDIEN LTD                     Com	G2554F113 2,337.30 	45,000 		Sole	N/A	All
DIGITAL REALTY TRUST INC         Com	253868103    63.95 	1,100 		Sole	N/A	All
DUKE ENERGY CORP COM		 Com	26441C105   907.50 	50,000 		Sole	N/A	All
DUKE REALTY CORP                 Com	264411505    28.02 	2,000 		Sole	N/A	All
DUPONT FABROS TECHNOLOGY INC     Com	26613Q205    67.90 	2,800 		Sole	N/A	All
ENERGY TRANSFER PARTNERS L P	 Com	29273R109   258.80 	5,000 		Sole	N/A	All
EXCEL TR INC COM		 Com	30068C109   471.60 	40,000 		Sole	N/A	All
EXXON MOBIL CORP		 Com	30231G102 2,103.25 	25,000 		Sole	N/A	All
FEDERAL REALTY INVESTMENT TRUST  Com	313747206    69.33 	850 		Sole	N/A	All
FELCOR LODGING TRUST INC         Com	31430F101    50.57 	8,250 		Sole	N/A	All
FIRST INDUSTRIAL REALTY TR INC   Com	32054K103    47.56 	4,000 		Sole	N/A	All
GENERAL ELEC CO			 Com	369604103 6,534.30 	325,900 	Sole	N/A	All
GOLDMAN SACHS GROUP INC		 Com	38141G104 1,681.16 	10,600 		Sole	N/A	All
GOOGLE INC                       Com	38259P508   234.48 	400 		Sole	N/A	All
GOOGLE INC-CL A			 Com	38259P508   469.41 	800 		Sole	N/A	All
HARTFORD FIN SERVICES GRP, INC.  Com	416515104 1,090.67 	40,500 		Sole	N/A	All
HECKMANN CORP COM		 Com	422680108    65.50 	10,000 		Sole	N/A	All
HOST HOTELS & RESORTS INC	 Com	44107P104   533.53 	30,297 		Sole	N/A	All
HUNTINGTON BANCSHARES INC	 Com	446150104   166.00 	25,000 		Sole	N/A	All
INTEL CORP		         Com	458140100 1,311.70      65,000 		Sole	N/A	All
INT BUS.MACHINES CORP. (IBM)     Com	459200101   652.28 	4,000 		Sole	N/A	All
ISHARES DJ US REAL EST IDX FUND  Com	464287739   367.80 	6,192 	 	Sole	N/A	All
JOHNSON & JOHNSON		 Com	478160104 2,073.75 	35,000 		Sole	N/A	All
JPMORGAN CHASE & CO		 Com	46625H100   691.50 	15,000 		Sole	N/A	All
KROGER CO			 Com	501044101   479.40 	20,000 		Sole	N/A	All
LAS VEGAS SANDS CORP             Com	517834107    63.33 	1,500 		Sole	N/A	All
LOWES COS INC			 Com	548661107   396.45 	15,000 		Sole	N/A	All
MACERICH CO			 Com	554382101 6,395.61 	129,126 	Sole	N/A	All
MANULIFE FINANCIAL CORP          Com	56501R106   177.35 	10,000 		Sole	N/A	All
MANULIFE FINL CORP		 Com	56501R106   796.05 	45,000 		Sole	N/A	All
MARRIOTT INTERNATIONAL, INC.     Com	571903202    53.37 	1,500 		Sole	N/A	All
MCKESSON CORP COM		 Com	58155Q103 1,620.53 	20,500 		Sole	N/A	All
MERCK & CO COM			 Com	58933Y105 1,650.50 	50,000 		Sole	N/A	All
METLIFE INC COM			 Com	59156R108 2,012.85 	45,000 		Sole	N/A	All
MGIC INVT CORP WIS		 Com	552848103    80.01 	9,000 		Sole	N/A	All
MICROSOFT CORP			 Com	594918104   507.80 	20,000 		Sole	N/A	All
MICROSOFT CORP                   Com	594918104   253.60 	10,000 		Sole	N/A	All
MORGAN STANLEY			 Com	617446448 1,284.04 	47,000 		Sole	N/A	All
NV ENERGY INC COM		 Com	67073Y106   297.80 	20,000 		Sole	N/A	All
ONEOK PARTNERS L P	  	 Com	68268N103   724.68 	8,800 		Sole	N/A	All
ORACLE CORP			 Com	68389X105   462.61 	13,837 		Sole	N/A	All
ORACLE CORP OZARK HOLDING INC    Com	68389X105   263.62 	7,900 		Sole	N/A	All
OVERSEAS SHIPHOLDING GROUP INC	 Com	690368105 3,888.94 	121,000 	Sole	N/A	All
PEPSICO INC			 Com	713448108 1,996.71 	31,000 		Sole	N/A	All
PFIZER INC			 Com	717081103 2,234.10 	110,000 	Sole	N/A	All
PG & E CORP			 Com	69331C108 1,281.22 	29,000 		Sole	N/A	All
PINNACLE WEST CAP CORP		 Com	723484101 1,925.55 	45,000 		Sole	N/A	All
PNC FINL SVCS GROUP INC 12/31/18 Com	693475121   179.52 	12,000 		Sole	N/A	All
PPL CORP			 Com	69351T106 1,012.00 	40,000 		Sole	N/A	All
PRUDENTIAL FINL INC COM		 Com	744320102   677.38 	11,000 		Sole	N/A	All
QUALCOMM INC			 Com	747525103 1,025.32 	18,700 		Sole	N/A	All
ROCHE HLDG LTD SPNSRD ADR	 Com	771195104   647.10 	18,000 		Sole	N/A	All
ROCHE HOLDING AG                 Com	771195104   250.97 	7,000 		Sole	N/A	All
ROYAL DUTCH SHELL PLC            Com	780259206 2,185.80 	30,000 		Sole	N/A	All
SAUL CENTERS INC                 Com	804395101    89.10 	2,000 		Sole	N/A	All
SCHLUMBERGER LTD		 Com	806857108 1,270.39 	13,622 		Sole	N/A	All
SOUTHERN CO			 Com	842587107   571.65 	15,000 		Sole	N/A	All
STARWOOD HOTELS & RESORTS WW     Com	85590A401 1,906.34 	32,800 		Sole	N/A	All
STRATEGIC HOTELS & RESORTS INC   Com	86272T106   114.17 	17,700 		Sole	N/A	All
SUNSTONE HOTEL INVESTORS INC     Com	867892101    44.84 	4,400 		Sole	N/A	All
TAUBMAN CENTERS INC              Com	876664103    42.86 	800 		Sole	N/A	All
TERRENO REALTY CORP              Com	88146M101   (34.46)	(2,000)		Sole	N/A	All
TEVA PHARMACEUTICAL SPNSRD ADR	 Com	881624209   501.70 	10,000 		Sole	N/A	All
TOYOTA MOTOR CORP                Com	892331307 1,284.00 	16,000 		Sole	N/A	All
TRANSATLANTIC HLDGS INC		 Com	893521104   194.68 	4,000 		Sole	N/A	All
WALGREEN CO			 Com	931422109 1,204.20 	30,000 		Sole	N/A	All
WELLS FARGO & CO COM		 Com	949746101 3,081.01 	97,162 		Sole	N/A	All
WTS JPMORGAN CHASE & COMPANY     Com	46634E114    67.12 	4,000 		Sole	N/A	All
ALEXANDRIA REAL ESTATE EQ INC	  ps	015271406    38.40 	1,500 		Sole	N/A	All
APACHE CO PFD			  ps	037411808    85.03 	1,200 		Sole	N/A	All
CITIGROUP CAP PFD		  ps	173080201   548.00 	20,000 		Sole	N/A	All
CITIGROUP INC CONV PFD	  	  ps	172967416    88.55 	700 		Sole	N/A	All
DUPONT FABROS TECHNOLOGY INC      ps	26613Q106    30.06 	1,200 		Sole	N/A	All
ENTERTAINMENT PROPERTIES TRUST    ps	29380T501    28.73 	1,200 		Sole	N/A	All
FIRST INDUSTRIAL REALTY TRUST INC ps	32054K772    34.35 	1,500 		Sole	N/A	All
FIRST INDUSTRIAL REALTY TRUST INC ps	32054K798    22.93 	1,000 		Sole	N/A	All
HARTFORD FIN SERV GROUP, INC.     ps	416515708 1,797.45 	69,000 		Sole	N/A	All
HSBC FIN CORP PFD		  ps	40429C607   282.72 	12,000 		Sole	N/A	All
HUDSON PACIFIC PROPERTIES INC     ps	444097208    38.06 	1,500 	        Sole	N/A	All
ISTAR FINANCIAL INC               ps	45031U705    30.45 	1,500 		Sole	N/A	All
ISTAR FINANCIAL INC               ps	45031U804    32.99 	1,600 		Sole	N/A	All
JPMORGAN CHASE CAP XXIX PFD	  ps	48125E207 1,019.20 	40,000 		Sole	N/A	All
JPMORGAN CHASE CAP XXVIII PFD BB  ps	48124Y204   516.00 	20,000 		Sole	N/A	All
LASALLE HOTEL PROPERTIES          ps	517942603    28.56 	1,200 		Sole	N/A	All
LEXINGTON REALTY TRUST            ps	529043200    28.34 	1,200 		Sole	N/A	All
LEXINGTON REALTY TRUST            ps	529537201    37.56 	1,500 		Sole	N/A	All
METLIFE CONV PFD		  ps	59156R116   381.83 	4,500 		Sole	N/A	All
SUNSTONE HOTEL INVESTORS INC      ps	867892200    42.01 	1,700 		Sole	N/A	All

